Staff costs - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Increase (decrease) in staff costs	SFr (1.7)	SFr 2.3
Increase (decrease) in share-based service costs due to increase in fair value of equity incentive units		SFr 1.8